Offerings - Offering: 1	Aug. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value$0.0001 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	0.6026
Maximum Aggregate Offering Price	$ 903,900
Fee Rate	0.01531%
Amount of Registration Fee	$ 138.39
Offering Note
(1)
This registration statement on Form S-8 covers: (i) an aggregate of 1,500,000 shares (the “Shares”) of common stock, par value $0.0001 per share (the “Common Stock”), of SeaStar Medical Holding Corporation (the “Registrant”), reserved for issuance pursuant to an amendment to the SeaStar Medical Holding Corporation 2022 Omnibus Incentive Plan (as amended, the “Incentive Plan”), which was approved by shareholders on July 3, 2025, and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional shares of Common Stock that become issuable under the Incentive Plan by reason of any stock dividend, stock split, or other similar transaction.

(2)
Represents unissued shares of Common Stock that may be issuable in the future pursuant to the Plan.

(3)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based upon the average of the high and low sales prices of the Registrant’s Common Stock as reported on the Nasdaq Capital Market on August 1, 2025, rounded up to the nearest cent.